Share - Based Compensation - Summary of Stock Option and SARs Activity under 2023 Plan (Details)		6 Months Ended
		Jun. 30, 2025 shares SFr / shares	Jun. 30, 2024 shares SFr / shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Outstanding beginning balance | shares		4,687,054	3,466,210
Number of Options, Granted | shares		1,035,131	1,336,922
Number of Options, Forfeited | shares	[1]	(297,978)	(119,910)
Number of Options, Exercised | shares	[1]	(335,581)	(95,590)
Number of Options, Outstanding ending balance | shares		5,088,626	4,587,632
Weighted Average Exercise Price, Outstanding beginning balance | SFr / shares		SFr 6.82	SFr 4.5
Weighted Average Exercise Price, Granted | SFr / shares		16.11	10.18
Weighted Average Exercise Price, Forfeited | SFr / shares	[1]	8.31	5.11
Weighted Average Exercise Price, Exercised | SFr / shares	[1]	5.02	2.77
Weighted Average Exercise Price, Outstanding ending balance | SFr / shares		SFr 8.48	SFr 6.29
Granted shares expiration period		2035	2034
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period		2035	2034	2034	2033
Forfeited shares expiration period	[1]	2034	2033
Exercised shares expiration period	[1]	2034	2032
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding shares expiration period		2028	2028	2028	2027
Forfeited shares expiration period	[1]	2033	2032
Exercised shares expiration period	[1]	2033	2027

[1]	Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2025 and 2024. No SARs had been exercised or forfeited during the six months ended June 30, 2025 and 2024.